TAXATION	12 Months Ended
Dec. 31, 2018
TAXATION
TAXATION

15.   TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, BEST BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by BEST BVI to their shareholders, no withholding tax is imposed.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2016, 2017 and 2018, the Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, BEST HK and BEST Capital HK are exempted from income tax on its foreign-derived income and there is no withholding taxes in Hong Kong on remittance of dividends.

China

The current enterprise income tax law (“EIT Law”) applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises.

The EIT Law treats enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company is located in jurisdictions outside of the PRC, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2018, the Company has not accrued for PRC tax on such basis as the Group’s non-PRC entities had zero assessable profits in the PRC for the period after January 1, 2008. The Group will continue to monitor the tax status with regards to the PRC tax resident enterprise regulation of its non-PRC entities.

Pursuant to relevant laws and regulations in the PRC and with approval from tax authorities in charge, one of the Group’s subsidiaries, BEST Technology, qualified as a High and New Technology Enterprise (“HNTE”), and is entitled to the preferential tax rate of 15% for three years from 2016 to 2018. BEST Technology is in the process of renewing their HNTE certificate.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
PRC	(1,353,896)	(1,229,979)	(523,221)	(76,098)
Non-PRC	(9,057)	12,591	27,173	3,952
	(1,362,953)	(1,217,388)	(496,048)	(72,146)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current income tax	(570)	(11,536)	(18,219)	(2,650)
Deferred income tax	—	1,680	6,332	921
	(570)	(9,856)	(11,887)	(1,729)

A reconciliation of the differences between the PRC statutory tax rate and the Group’s effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Loss before income taxes and share of net income/(loss) of equity investees	(1,362,953)	(1,217,388)	(496,048)	(72,146)
Income tax computed at the statutory tax rate of 25%	340,738	304,346	124,012	18,037
Non-deductible expenses	(19,102)	(113,139)	(76,056)	(11,062)
Effect of different tax rates in different jurisdictions and preferential tax rate	(69)	(4,220)	(4,826)	(702)
Research and development expenses deduction	3,139	9,441	12,248	1,781
Non-taxable income	3,333	13,985	17,097	2,487
Over-accrued EIT for previous years	—	(154)	(8,770)	(1,276)
Deferred tax expense	—	(19,362)	(4,140)	(602)
Tax rate change	—	—	16,771	2,439
Unutilized expired tax loss	(11,099)	(31,373)	(13,482)	(1,961)
Change in valuation allowance	(317,510)	(169,380)	(74,741)	(10,870)
	(570)	(9,856)	(11,887)	(1,729)

Deferred tax

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	181,914	357,259	51,961
Customer advances and deposits	41,367	47,233	6,870
Allowance for doubtful accounts and inventory provision	11,298	7,476	1,087
Depreciation and amortization expense	39,892	40,305	5,862
Net operating losses carrying forward	806,782	719,878	104,701
Total deferred tax assets	1,081,253	1,172,151	170,481
Valuation allowance*	(1,081,253)	(1,155,994)	(168,131)
Total deferred tax assets net of valuation allowance	—	16,157	2,350

*The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries and VIE that are in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2017 and 2018. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes on private equity investments	—	16,157	2,350
Long-lived assets arising from acquisition	31,688	25,356	3,688
Total deferred tax liabilities	31,688	41,513	6,038

As of December 31, 2018, the Company has net operating losses of approximately RMB3,384,967 (US$492,323) primarily from its subsidiaries and VIE in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The net operating loss carry forwards as of December 31, 2018 will expire in years 2019 to 2028 if not utilized.

As of December 31, 2018, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2018, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB34,751 (US$5,054). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2017 and 2018, the Company recorded an unrecognized tax benefit of RMB106,376 and RMB132,808 (US$19,316), respectively, of which RMB nil and RMB nil (US$ nil), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2017 and 2018, unrecognized tax benefits of RMB463 and RMB16,698 (US$2,429), respectively, if ultimately recognized, will impact the effective tax rate. A roll-forward of unrecognized tax benefits is as follows:

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Beginning balance	44,353	106,376	15,472
Additions	72,332	27,786	4,041
Decreases	(10,309)	(1,354)	(197)
Ending balance	106,376	132,808	19,316

During the years ended December 31, 2016, 2017 and 2018, the Company recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and the VIE and its subsidiaries’ tax years 2013 through 2018 remain open to examination by the taxing jurisdictions.